SCHEDULE 14A INFORMATION
        PROXY STATEMENT PURSUANT TO SECTION 14(a) OF THE
                 SECURITIES EXCHANGE ACT OF 1934

Filed by the Registrant  [X]
Filed by a Party other than the Registrant [ ]

Check the appropriate box:

[ ]  Preliminary Proxy Statement
[ ] Confidential, for Use of the Commission Only (as permitted by Rule 14a-6(e)(2))

[ ]  Definitive Proxy Statement
[ ]  Definitive Additional Materials
[X]  Soliciting Material Pursuant to Rule 240.14a-11(c) or Rule
     240.14a-12

                KANSAS CITY POWER & LIGHT COMPANY
        (NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

Payment of Filing Fee (Check the appropriate box):

[ ]  $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1),
     14a-6(i)(2) or Item 22(a)(2) of Schedule 14A.

[ ]  $500 per each party to the controversy pursuant to Exchange
     Act Rule 14a-6(i)(3).

[ ]  Fee computed on table below per Exchange Act Rules
     14a-6(i)(4) and 0-11.

     (1) Title of each class of securities to which transaction applies:

     (2) Aggregate number of securities to which transaction applies:

     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:

     (4)  Proposed maximum aggregate value of transaction:

     (5)  Total fee paid:

[X]  Fee paid previously with preliminary materials.

[ ] Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

     (1)  Amount Previously Paid:

     (2)  Form, Schedule or Registration Statement No.:

     (3)  Filing Party:

     (4)  Date Filed:

                              ####

[Letter to KCPL Shareholders]

June 19, 1996

Dear Shareholder:

You may be receiving materials in the mail from Western Resources shortly. PAY NO ATTENTION TO THESE MATERIALS AND DISCARD ANY PROXY CARD THAT MAY ACCOMPANY THEM. There is no reason to respond to Western's mailing and every reason to wait until you get further information from KCPL. We believe that Western's materials have been sent to you prematurely. Consider the following:

- - - Definitive proxy materials for the KCPL/UtiliCorp merger have not yet been mailed.
- - - The Special Meeting to consider the KCPL/UtiliCorp merger has not yet been called.
- - - Western's exchange offer has not been declared effective by the SEC.

Be assured that your board's fiduciary obligation to shareholders remains the first priority. The board's recommendations to you are in the best long-term interests of the company, shareholders, customers and employees.

Please, wait to receive all the facts before taking any action with respect to your KCPL shares. Your best decision is an informed one.

If you have questions, please call toll free:

        KCPL Investor Relations         800-245-5275
        D.F. King (proxy solicitor)     800-714-3312

Sincerely,

/s/Drue Jennings
Chairman of the Board, President
and Chief Executive Officer

The participants in this solicitation include Kansas City Power & Light Company ("KCPL") and the following directors of KCPL:
David L. Bodde, William H. Clark, Robert J. Dineen, Arthur J. Doyle, W. Thomas Grant II, A. Drue Jennings, George E. Nettels, Jr., Linda Hood Talbott and Robert H. West. KCPL's employee participants include A. Drue Jennings (Chairman of the Board, Chief Executive Officer and President), Marcus Jackson (Senior Vice President-Power Supply), J. Turner White (Senior Vice President-Retail Services), John DeStefano (Senior Vice President-Finance, Treasurer and Chief Financial Officer), Jeanie S. Latz (Senior Vice President-Corporate Services, Corporate Secretary and Chief Legal Officer), Mark Sholander (General Counsel), Frank Branca (Vice President-Wholesale and Transmission Services),
Steve W. Cattron (Vice President-Marketing and Regulatory Affairs), Charles R. Cole (Vice President-Customer Services and Purchasing), Doug M. Morgan (Vice President-Information Technology), Richard A. Spring (Vice President-Production),
Bailus M. Tate, Jr. (Vice President-Human Resources) and Neil Roadman (Controller). KCPL will enter into an employment agreement with Mr. Jennings which will become effective at the effective time (the "Effective Time") of the mergers (the "Mergers") contemplated by the Amended and Restated Agreement and Plan of Merger, dated as of January 19, 1996, as amended and restated on May 20, 1996, by and among KCPL, KC Merger Sub Inc., UtiliCorp United Inc. ("UtiliCorp") and KC United Corp. Under severance arrangements entered into by KCPL and certain of its executive officers, certain payments may become payable in connection with the Mergers with respect to Mr. Jennings and such officers of KCPL. To the extent, if any, not provided by an existing right of indemnification or other agreement or policy, during the period commencing at the Effective Time and continuing for not less than six years thereafter, KCPL shall, to the fullest extent not prohibited by applicable law, have certain indemnification obligations to the participants with respect to matters arising at or prior to the Effective Time in connection with the transactions contemplated by the Mergers. At the Effective Time, the size of KCPL's Board of Directors will increase from 9 to 18 directors and all of the then present directors of KCPL, including, it is expected, Mr. Jennings, will remain on the KCPL Board. Additional employees who may be participants: David Myers, Andrea Bielsker, Carol Sullivan-Myers, Sally Barber, Patrice Tribble, Colleen Conroy, Teresa
Cook, Sue Johnson-Kimbel, Randall Hamann, Julie Winningham, Bill Bailey, Becky Peck, Ken Geier, Leslie Boatright, Pam Levetzow, Susan Cunningham and Phyllis Desbien. No participant individually owns more than 1% of the outstanding shares of KCPL's common stock or more than 1% of the outstanding shares of UtiliCorp's common stock.

[end of shareholder letter]